Segment information	12 Months Ended
Dec. 31, 2025
Information
Segment information

5.Segment information

Consistent with the Group’s strategy to provide integrated communications and technology services and to ensure economic integrity, the Group determined its operating segments in accordance with IFRS 8 Operating Segments as “Turkcell Türkiye” and “Techfin”. Although strategic segments provide similar services, they are affected by different economic conditions and geographical locations and they are regularly reviewed by chief operating decision maker (“CODM”) authority in making decisions regarding the Group’s operations, based on resource allocation and performance. The authority responsible for making decisions related to the Group’s operations is the Board of Directors. However, the Board of Directors may delegate its powers excluding the non-delegable powers stipulated by law to the CEO and other executives.

The Board primarily uses adjusted EBITDA to assess the performance of the operating segments. Adjusted EBITDA definition includes revenue, cost of revenue excluding depreciation and amortization, selling and marketing expenses and administrative expenses.

Adjusted EBITDA is not a financial measure defined by IFRS as a measurement of financial performance and may not be comparable to other similarly titled indicators used by other companies. Reconciliation of Adjusted EBITDA to the consolidated profit for the year is included in the accompanying notes.

The Group had divided its main operating segments into three groups: Turkcell Türkiye, Turkcell International, and Techfin, within the framework of a strategy to provide integrated communication and technology services, ensuring economic integrity.

Following the sale of Ukrainian entities (Lifecell LLC, Global LLC, and Ukrtower previously reported in International segment) in September 2024 and change in approach for consumer electronics sold through digital channels and smart devices management operations (The other operations of Turkcell Satış, previously reported as Other) towards to align with strategies of integrated channel management within Turkcell Türkiye Segment, the Group reassessed its operating segments and updated the segment structure as of March 31, 2025. Comparative information has been re-presented accordingly. The principal changes are a) elimination of the Turkcell International segment following the sale of the Ukrainian operations, which constituted that majority of related segment and b) reclassification of certain Turkcell Satış operations from Other segment to the Turkcell Türkiye segment.

As a consequence of these changes, telecom and digital services related operations of CJSC Belarusian Telecommunications Network (“BeST”), Kibris Mobile Telekomunikasyon Limited Sirketi (“Kibris Telekom”), East Asian Consortium B.V. (“Eastasian”), Lifecell Ventures Cooperatief U.A (“Lifecell Ventures”), Lifetech LLC (“Lifetech”), Beltower LLC (“Beltower”), Lifecell Digital Limited (“Lifecell Digital”), Yaani Digital BV (“Yaani”) and BiP Digital Communication Technologies B.V (“BiP B.V.”) were reclassified from the Turkcell International segment to the Other segment. Similarly, Turkcell Satış’s operations - comprising consumer electronics sold through digital channels, smart device management operations previously presented within the Other segment is now reported within the Turkcell Türkiye segment.

Turkcell Türkiye reportable segment includes the Groups’s mobile, fixed telecommunications, digital services and digital business services operations of Turkcell, Superonline Iletisim Hizmetleri A.S. (“Turkcell Superonline”), Turkcell Satış A.S’s (“Turkcell Satış”), Turkcell Dijital Is Servisleri A.S. (“Turkcell Dijital”), group call center operations of Global Bilgi Pazarlama Danismanlik ve Cagri Servisi Hizmetleri A.S. (“Turkcell Global Bilgi”), Turktell Bilisim Servisleri A.S. (“Turktell”), Atmosware Teknoloji Egitim ve Danismanlik A.S (“Atmosware Teknoloji”), Turkcell Teknoloji Arastirma ve Gelistirme A.S. (“Turkcell Teknoloji”), Ultia Teknoloji Yazilim ve Uygulama Gelistirme Ticaret A.S. (“Ultia”), Kule Hizmet ve Isletmecilik A.S. (“Global Tower”), Rehberlik Hizmetleri Servisi A.S. (“Rehberlik”), Turkcell Gayrimenkul Hizmetleri A.S. (“Turkcell Gayrimenkul”), Lifecell Dijital Servisler ve Cozumler A.S. (“Lifecell Dijital Servisler”), Lifecell Bulut Cozumleri A.S. (“Lifecell Bulut”), Lifecell TV Yayin ve Icerik Hizmetleri A.S. (“Lifecell TV”), Lifecell Müzik Yayin ve Iletim A.S. (“Lifecell Müzik”), BiP Iletisim Teknolojileri ve Dijital Servisler A.S. (“BiP A.S.”), TDC Veri Hizmetleri A.Ş (“TDC”) and Artel Bilişim Servisleri A.Ş (“Artel).

5.Segment information (continued)

Techfin reportable segment includes all financial services operations of Turkcell Finansman A.Ş (“Turkcell Finansman”), Turkcell Ödeme ve Elektronik Para Hizmetleri A.Ş. (“Turkcell Ödeme”),Paycell LLC(“Paycell LLC”), Paycell Europe GmbH (“Paycell Europe”), Turkcell Sigorta Aracılık Hizmetleri A.Ş. (“Turkcell Sigorta”), Sofra Kurumsal ve Ödüllendirme Hizmetleri A.Ş (“Sofra”), Turkcell Dijital Teknolojileri Limited (“Turkcell Dijital Teknoloji”), and Turkcell Dijital Sigorta A.Ş. (“Turkcell Dijital Sigorta”). The operations of these legal entities aggregated into one reportable segment as the nature of services are similar and most of them share smilar economic characteristics.

Other operating segment comprises telecommunications, digital services, and energy-related activities outside Türkiye. This segment included CJSC Belarusian Telecommunications Network (“BeST”), Kıbrıs Mobile Telekomunikasyon Limited Sirketi (“Kıbrıs Telekom”), East Asian Consortium B.V. (“Eastasian”), Lifecell Ventures B.V (“Lifecell Ventures”), Lifetech LLC (“Lifetech”), Beltower LLC (“Beltower”), Lifecell Digital Limited (“Lifecell Digital”), Yaani Digital BV (“Yaani”), BiP Digital Communication Technologies B.V (“BiP B.V.”), Turkcell Global Bilgi non Group call center activities, Turkcell Enerji Çözümleri ve Elektrik Satış Ticaret A.Ş. (“Turkcell Enerji”), Boyut Grup Enerji Elektrik Üretim ve İnşaat Sanayi ve Ticaret A.Ş. (“Boyut Enerji”) and Turkcell Yeni Teknolojiler Girişim Sermayesi Yatırım Fonu (“Turkcell GSYF”).

	Turkcell Türkiye		Techfin		Other		Intersegment Eliminations		Consolidated
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Total segment revenue	220,319,476	199,742,397	13,688,815	11,300,922	14,139,663	10,974,558	(6,677,133)	(3,857,847)	241,470,821	218,160,030
Inter-segment revenue	(1,146,421)	(1,315,189)	(1,233,763)	(1,068,601)	(4,296,949)	(1,474,057)	6,677,133	3,857,847	—	—
Revenues from external customers	219,173,055	198,427,208	12,455,052	10,232,321	9,842,714	9,500,501	—	—	241,470,821	218,160,030
Adjusted EBITDA	98,416,482	86,852,705	3,383,133	2,845,933	2,695,945	2,111,613	(478,585)	(444,772)	104,016,975	91,365,479
IFRS 9 impairment loss provision	(991,553)	(1,068,536)	(332,900)	(260,082)	(104,253)	(8,094)	—	—	(1,428,706)	(1,336,712)

	Turkcell Türkiye		Techfin		Other		Intersegment Eliminations		Consolidated
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Total segment revenue	199,742,397	186,257,652	11,300,922	8,633,914	10,974,558	11,404,209	(3,857,847)	(3,866,822)	218,160,030	202,428,953
Inter-segment revenue	(1,315,189)	(1,225,601)	(1,068,601)	(784,782)	(1,474,057)	(1,856,439)	3,857,847	3,866,822	—	—
Revenues from external customers	198,427,208	185,032,051	10,232,321	7,849,132	9,500,501	9,547,770	—	—	218,160,030	202,428,953
Adjusted EBITDA	86,852,705	78,046,630	2,845,933	3,037,930	2,111,613	2,269,590	(444,772)	(434,858)	91,365,479	82,919,292
IFRS 9 impairment loss provision	(1,068,536)	(1,739,411)	(260,082)	(154,928)	(8,094)	(10,897)	—	—	(1,336,712)	(1,905,236)

The impairment loss expense of the Group related to tangible and intangible fixed assets, amounting to TL 578,914 (31 December 2024 TL 179,148) relates to the Turkcell Türkiye main operating segment.

5.Segment information (continued)

	31 December	31 December	31 December
	2025	2024	2023
Profit from continuing operations	17,791,410	14,511,901	19,961,224
Add/(Less):
Income tax expense	13,398,842	6,369,264	(8,836,533)
Finance income	(16,841,450)	(13,584,573)	(23,931,920)
Finance costs	22,064,023	22,285,584	37,666,918
Other income	(452,244)	(329,088)	(1,668,287)
Other expenses	2,227,278	3,374,279	10,674,263
Monetary (gain) loss	(1,598,366)	(7,657,905)	(7,213,152)
Depreciation and amortization	63,928,335	62,256,360	59,149,066

Share of loss/(gain) of equity accounted investees	3,499,147	4,139,657	(2,882,287)
Consolidated adjusted EBITDA	104,016,975	91,365,479	82,919,292

Geographical information

In presenting the information based on geographical segments, segment revenue is based on the geographical location of operations and segment assets are based on the geographical location of the assets.

	31 December	31 December	31 December
	2025	2024	2023
Revenues
Türkiye	235,619,865	213,086,672	197,752,484
Belarus	3,410,938	2,848,809	2,616,599
Turkish Republic of Northern Cyprus	2,436,107	2,177,073	1,999,709
Netherlands	2,414	47,476	60,161
Germany	1,497	—	—
	241,470,821	218,160,030	202,428,953

	31 December	31 December	31 December
	2025	2024	2023
Non-current assets
Türkiye	329,950,253	294,618,497	265,137,838
Belarus	3,149,942	1,397,877	1,410,297
Turkish Republic of Northern Cyprus	3,125,530	3,239,031	5,759,783
Unallocated non-current assets	7,718,460	2,560,029	839,349
	343,944,185	301,815,434	273,147,267